SHARE-BASED COMPENSATION - Options (Details) - Share options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares, Outstanding	1,047,125
Weighted average number of shares granted	82,003
Weighted average number of shares exercised	359,178
Weighted average number of shares forfeited	231,367
Weighted average number of shares, Outstanding	538,583	1,047,125
Weighted average number of shares vested and expected to vest	538,583
Weighted average number of shares exercisable	224,969
Weighted average remaining exercise price, Outstanding	$ 35.03
Weighted average remaining exercise price, Granted	222.56
Weighted average remaining exercise price, Exercised	23.42
Weighted average remaining exercise price, Forfeited	43.72
Weighted average remaining exercise price, Outstanding	67.58	$ 35.03
Weighted average remaining exercise price, Vested and expected to vest	67.58
Weighted average remaining exercise price, Exercisable	$ 33.61
Aggregate intrinsic contractual life (Years), Outstanding	6 years 11 months 15 days	7 years 3 months
Aggregate intrinsic contractual life (Years), Vested and expected to vest	6 years 11 months 15 days
Aggregate intrinsic contractual life (Years), Exercisable	6 years 21 days
Value, Outstanding	$ 88,975	$ 134,183
Value, Vested and expected to vest	88,975
Value, Exercisable	$ 44,771